Share-based Compensation Expense	3 Months Ended
Mar. 31, 2023
Share-based Payment Arrangement [Abstract]
Share-based Compensation Expense	Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses and general and administrative expenses is as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Research and development	$1,681	$1,384
General and administrative	727	956
Capitalized	$8	$—
Total share-based compensation	$2,416	$2,340